Intangible Asset (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Date Entered into Agreement	2013-12-18
Balance	$ 75,000	$ 300,000
Intangible Asset	400,000	400,000
License Agmt
Date Entered into Agreement	2014-01-22	2014-01-22
License Agreement Term	5 years	5 years
License Agreement Term, extension	10 years	10 years
License Agreement, Amount	400,000	400,000
Balance	100,000	300,000
Initial Payment		100,000
License Agmt Payment #1
License Agreement, Installment Amount	100,000	100,000
License Agreement, Installment Due	30 days	30 days
License Agmt Payment #2
License Agreement, Installment Amount	$ 200,000	$ 300,000
License Agreement, Installment Due	90 days	90 days